OPERATING LEASE COMMITMENTS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Operating Lease Commitments Details Narrative
Net rent expense	$ 21,944	$ 55,447